UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-22534

                    Versus Capital Multi-Manager Real Estate Income Fund LLC

(Exact name of registrant as specified in charter)

5555 DTC Parkway, Suite 330

                             Greenwood Village, CO 80111

(Address of principal executive offices) (Zip code)

Mark D. Quam

c/o Versus Capital Advisors LLC

5555 DTC Parkway, Suite 330

                    Greenwood Village, CO 80111

(Name and address of agent for service)

COPY TO:

David C. Sullivan, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Registrant’s telephone number, including area code:    (877) 200-1878

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

VERSUS CAPITAL MULTI-MANAGER

REAL ESTATE INCOME FUND LLC

Semi-Annual Report

September 30, 2020

VERSUS CAPITAL ADVISORS LLC

This report is for shareholders of Versus Capital Multi-Manager Real Estate Income Fund LLC. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund. Shares of the Fund are distributed by Foreside Funds Distributors LLC, Berwyn, Pennsylvania.

Important Information:

Intent to adopt alternate shareholder report delivery option under SEC Rule 30e-3

Beginning in April, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (https:// www.versuscapital.com/investment-funds/vcmix), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as an investment adviser, broker, bank or trust company) or, if you are a direct investor, by calling the Fund (toll-free) at (877) 200-1878 or by sending an email request to the Fund at info@versuscapital.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you may call the Fund (toll-free) at (877) 200-1878 or by sending an email request to the Fund at info@versuscapital.com to let the Fund know you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held in your account if you invest directly with the Fund.

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

Privacy Notice

This notice describes the Fund’s privacy policy. The Fund is committed to protecting the personal information that it collects about individuals who are prospective, former or current investors. The Fund collects personal information for business purposes to process requests and transactions and to provide customer service. “Personal Information” is obtained from the following sources:

•	Investor applications and other forms, which may include your name(s), address, social security number or tax identification number.

•	Written and electronic correspondence, including telephone contacts; and

•

Transaction history, including information about the Fund’s transactions and balances in your accounts with the Fund or its affiliates or other holdings of the Fund and any affiliation with the Adviser and its subsidiaries.

The Fund limits access to Personal Information to those employees who need to know that information in order to process transactions and service accounts. Employees are required to maintain and protect the confidentiality of Personal Information. The Fund maintains physical, electronic and procedural safeguards to protect Personal Information.

The Fund may share Personal Information described above with the Adviser and its various other affiliates or service providers for business purposes, such as to facilitate the servicing of accounts. The Fund may share the Personal Information described above for business purposes with a non-affiliated third party only if the entity is under contract to perform transaction processing, servicing or maintaining investor accounts on behalf of the Fund. The Fund may also disclose Personal Information to regulatory authorities or otherwise as permitted by law. The Fund endeavors to keep its customer files complete and accurate. The Fund should be notified if any information needs to be corrected or updated.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – September 30, 2020 (Unaudited)

Shares		Value

Private Investment Funds(a) - 77.3%
	Diversified - 77.3%
128,590	AEW Core Property Trust (U.S.), Inc. Class A Shares	$128,657,784
44,502	Class B Shares	44,525,400
—	AEW Value Investors US LP(b)(c)	27,300,158
133,317	Barings Core Property Fund LP	17,531,242
32,378	Barings European Core Property Fund	41,172,339
73,108,423	CBRE U.S. Core Partners LP	104,669,329
96,276	Clarion Gables Multifamily Trust LP(c)	120,812,545
152,604	Clarion Lion Properties Fund LP	230,519,756
—	GWL U.S. Property Fund L.P.(c)(d)	48,500,000
81,865	Harrison Street Core Property Fund LP	115,082,103
172,306	Heitman America Real Estate Trust LP	198,983,108
119,714	Heitman Core Real Estate Debt Income Trust LP(c)	120,300,038
680	Invesco Core Real Estate USA LP	123,348,651
875,086	Invesco Real Estate Asia Fund(c)	117,637,875
67,231	LaSalle Property Fund LP Class A shares.	108,071,150
25,115	Class B shares	40,372,090
46,902	Mesa West Core Lending Fund LP	49,826,351
1,769,282	RREEF America REIT II, Inc	221,266,419
3,352	Trumbull Property Fund, LP	33,656,209
6,511	Trumbull Property Income Fund, LP	81,035,981
—	US Government Building Open-End Feeder, LP(e)	91,958,223

	Total Private Investment Funds	2,065,226,751

	(Cost $1,971,322,053)
Common Stocks - 10.7%

	Apartments/Single Family Residential - 2.2%
363,587	American Homes 4 Rent, REIT Class A Shares	10,354,958
126,609	Apartment Investment & Management Co., REIT Class A Shares	4,269,255
62,325	AvalonBay Communities, Inc., REIT	9,307,616
73,085	Camden Property Trust, REIT.	6,503,103
37,167	Essential Properties Realty Trust, Inc., REIT	680,899
10,775	Essex Property Trust, Inc., REIT	2,163,512
479,075	Independence Realty Trust, Inc., REIT	5,552,479
375,988	Invitation Homes, Inc., REIT.	10,523,904
631,311	Irish Residential Properties, PLC, REIT(Ireland)	1,044,580
74,791	Minto Apartment Real Estate Investment Trust, REIT(Canada)	1,026,758
110,538	STORE Capital Corp., REIT	3,032,057
65,700	UDR, Inc., REIT	2,142,477
101,893	UNITE Group, PLC, REIT (United Kingdom)(f)	1,101,742

		57,703,340

	Diversified - 2.6%
9,704	American Tower Corp., REIT	2,345,748
652,535	Arena, REIT(Australia)	1,277,997
67,453	Broadstone Net Lease, Inc., Class A Shares	1,131,861
74,588	Charter Hall Group, REIT(Australia)	669,276
57,451	CoreSite Realty Corp., REIT	6,829,775
12,363	Covivio, REIT(France)	868,121
1,944,900	Cromwell European Real Estate Investment Trust, REIT(Singapore)	1,110,792
2,518	Crown Castle International Corp., REIT	419,247
184,134	Dexus, REIT(Australia)	1,179,364
29,180	Digital Realty Trust, Inc., REIT	4,282,457

Shares		Value

	Diversified - (continued)
344,800	Dream Industrial Real Estate Investment Trust, REIT(Canada)	$2,928,683
63,930	Duke Realty Corp., REIT.	2,359,017
54,265	Entra ASA(Norway) 144A	762,583
14,367	Equinix, Inc., REIT	10,920,788
102,200	ESR Cayman, Ltd. (Hong Kong) 144A(f)	319,111
55,725	Fabege AB(Sweden)	770,662
7,790	Gecina SA, REIT(France)	1,026,928
354,442	Ingenia Communities Group, REIT(Australia)	1,167,529
577,358	Investec Australia Property Fund, REIT(Australia)	535,483
576,200	Lendlease Global Commercial REIT(Singapore)	289,661
942,400	Mapletree Logistics Trust, REIT(Singapore)	1,419,506
136,761	Merlin Properties Socimi SA, REIT(Spain)	1,140,741
190,400	Mitsubishi Estate Co., Ltd.(Japan)	2,884,105
515	Mori Hills REIT Investment Corp., REIT(Japan)	670,327
2,386	Nomura Real Estate Master Fund, Inc., REIT(Japan)	2,989,111
36,822	NSI NV, REIT(Netherlands)	1,295,076
233,911	Segro, PLC, REIT(United Kingdom)	2,811,051
2,493	United Urban Investment Corp., REIT(Japan)	2,774,105
164,787	VICI Properties, Inc., REIT	3,851,072
106,136	Vonovia SE(Germany)	7,275,982
48,973	Weyerhaeuser Co., REIT	1,396,710
49,050	Wihlborgs Fastigheter AB(Sweden)	968,615

		70,671,484

	Health Care - 0.8%
689,376	Assura, PLC, REIT(United Kingdom)	686,199
100,154	Healthcare Trust of America, Inc., REIT Class A Shares	2,604,004
242,904	Healthpeak Properties, Inc., REIT	6,594,844
346,227	Primary Health Properties, PLC, REIT(United Kingdom)	662,617
100,555	Sabra Health Care REIT, Inc.	1,386,151
42,561	Ventas, Inc., REIT	1,785,860
137,906	Welltower, Inc., REIT	7,597,242

		21,316,917

	Hotels - 0.4%
5,048	Choice Hotels International, Inc	433,926
123,700	City Developments, Ltd.(Singapore)	696,366
947,700	Far East Hospitality Trust, REIT(Singapore)	385,365
90,065	Host Hotels & Resorts, Inc., REIT	971,801
1,752	Japan Hotel REIT Investment Corp.(Japan)	865,671
98,484	MGM Growth Properties, LLC, REIT Class A Shares	2,755,582
94,833	Park Hotels & Resorts, Inc., REIT	947,382
304,740	Sunstone Hotel Investors, Inc., REIT	2,419,636

		9,475,729

	Internet Connective Services - 0.0%
17,637	21Vianet Group, Inc., ADR (China)(f)	408,473

	Office Properties - 1.0%
40,323	Alexandria Real Estate Equities, Inc., REIT	6,451,680
12,800	Allied Properties Real Estate Investment Trust, REIT(Canada)	344,621
14,737	American Assets Trust, Inc., REIT	355,014
50,095	Boston Properties, Inc., REIT	4,022,628
30,942	Brandywine Realty Trust, REIT	319,940
101,903	Centuria Office, REIT(Australia)	149,265

See accompanying notes to portfolio of investments.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – September 30, 2020 (Unaudited) (continued)

Shares		Value

	Office Properties - (continued)
45,579	City Office REIT, Inc.(Canada)	$342,754
104,070	Columbia Property Trust, Inc., REIT	1,135,404
135,233	Cousins Properties, Inc., REIT	3,866,311
139	Daiwa Office Investment Corp., REIT(Japan)	795,444
84,605	Douglas Emmett, Inc., REIT	2,123,586
133,090	Hudson Pacific Properties, Inc., REIT	2,918,664
99,164	Inmobiliaria Colonial Socimi SA, REIT(Spain)	818,466
18,877	Kilroy Realty Corp., REIT	980,849
2,413	Sekisui House Reit, Inc.(Japan)	1,781,071

		26,405,697

	Real Estate Operation/Development - 0.6%
55,464	Castellum AB(Sweden)	1,259,825
104,610	Echo Investment SA(Poland)	111,540
12,435	LEG Immobilien AG (Germany)	1,772,482
814,100	Midea Real Estate Holding, Ltd.(China) 144A	1,943,246
53,500	Mitsui Fudosan Co., Ltd.(Japan)	930,990
794,425	New World Development Co., Ltd.(Hong Kong)	3,878,153
221,100	Sun Hung Kai Properties, Ltd.(Hong Kong)	2,849,211
41,365	TAG Immobilien AG(Germany)	1,247,322
2,180,500	Zhongliang Holdings Group Co., Ltd.(China)	1,419,419

		15,412,188

	Regional Malls - 0.0%
10,215	Simon Property Group, Inc., REIT	660,706
7,644	Taubman Centers, Inc., REIT	254,469

		915,175

	Residential - 0.1%
28,365	Sun Communities, Inc., REIT	3,988,403

	Shopping Centers - 0.4%
141,020	Kimco Realty Corp., REIT	1,587,885
350,000	Link REIT(Hong Kong)	2,868,035
365,506	NewRiver REIT, PLC(United Kingdom)	232,883
60,335	Regency Centers Corp., REIT	2,293,937
109,120	SITE Centers Corp., REIT	785,664
449,667	Vicinity Centres, REIT(Australia)	449,040
105,920	Weingarten Realty Investors, REIT	1,796,403

		10,013,847

	Storage - 0.6%
59,385	Big Yellow Group, PLC, REIT(United Kingdom)	796,017
219,435	CubeSmart, REIT	7,089,945
21,930	Extra Space Storage, Inc., REIT	2,346,291
27,965	Public Storage, REIT	6,228,365

		16,460,618

	Warehouse/Industrial - 2.0%
1,703,800	AIMS APAC, REIT(Singapore)	1,505,436
226,184	Centuria Industrial, REIT(Australia)	506,654
622	CRE Logistics, Inc. REIT (Japan)	924,275
21,802	CyrusOne, Inc., REIT	1,526,794
105,930	First Industrial Realty Trust, Inc., REIT	4,216,014
213,671	Goodman Group, REIT(Australia)	2,766,492
1,571	Industrial & Infrastructure Fund Investment Corp., REIT(Japan)	2,692,242
245,002	Industrial Logistics Properties Trust, REIT	5,358,194
83,816	Plymouth Industrial, Inc. REIT	1,034,289
195,003	Prologis, Inc., REIT	19,621,202
35,276	Rexford Industrial Realty, Inc., REIT	1,614,230
164,241	Safestore Holdings, PLC(United Kingdom)	1,649,498

Shares		Value

	Warehouse/Industrial - (continued)
236,456	Summit Industrial Income REIT(Canada)	$2,280,121
19,916	Terreno Realty Corp., REIT	1,090,600
886,335	Tritax Big Box REIT, PLC(United Kingdom)	1,770,107
413,825	WPT Industrial Real Estate Investment Trust, REIT(Canada)	5,256,902

		53,813,050

	Total Common Stocks	286,584,921

	(Cost $288,688,900)
Preferred Stock - 1.4%

	Apartments/Single Family Residential - 0.2%
95,996	American Homes 4 Rent, REIT, Series D, 6.50%	2,430,619
91,119	Series E, 6.35%	2,307,133
11,170	Series F, 5.88%	293,324
36,850	Series G, 5.88%	985,000
6,009	Series H, 6.25%	165,247
5,616	Mid-America Apartment Communities, Inc., REIT, Series I, 8.50%	362,232
12,860	National Retail Properties, Inc., REIT, Series F, 5.20%	330,245

		6,873,800

	Diversified - 0.2%
18,045	Armada Hoffler Properties, Inc., REIT, Series A, 6.75%	442,102
14,660	Digital Realty Trust, Inc., REIT, Series C, 6.63%	379,841
3,415	Series J, 5.25%	90,498
4,035	Series K, 5.85%	111,164
21,115	Series L, 5.20%	573,906
1,270	EPR Properties, REIT, Series G, 5.75%	24,143
3,735	PS Business Parks, Inc., REIT, Series W, 5.20%	96,662
9,455	Series X, 5.25%	252,827
13,733	Series Y, 5.20%	363,924
20,016	Series Z, 4.88%	535,228
4,492	UMH Properties, Inc., REIT, Series C, 6.75%	113,064
7,675	Vornado Realty Trust, REIT, Series K, 5.70%	194,715
21,822	Series L, 5.40%	547,514
42,678	Series M, 5.25%.	1,082,314

		4,807,902

	Health Care - 0.0%
3,650	Diversified Healthcare Trust, REIT, 6.25%	69,569

	Hotels - 0.1%
26,720	DiamondRock Hospitality Co., REIT, 8.25%	694,720
4,575	Hersha Hospitality Trust, REIT, Series C, 6.88%	67,252
2,490	Series D, 6.50%	35,781
3,540	Series E, 6.50%	50,905
5,600	Pebblebrook Hotel Trust, REIT, Series C, 6.50%	128,632
20,050	Series D, 6.38%	450,924
1,935	Series F, 6.30%	43,944
9,405	Sunstone Hotel Investors, Inc., REIT, Series E, 6.95%	234,279

		1,706,437

See accompanying notes to portfolio of investments.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – September 30, 2020 (Unaudited) (continued)

Shares		Value

	Office Properties - 0.2%
5,121	Boston Properties, Inc., REIT, Series B, 5.25%	$128,947
80	Highwoods Properties, Inc., REIT, Series A, 8.63%	104,000
15,810	Office Properties Income Trust, REIT, 6.38%	404,420
120,531	SL Green Realty Corp., REIT, Series I, 6.50%	3,027,739
66,931	VEREIT, Inc., REIT, Series F, 6.70%	1,695,362

		5,360,468

	Regional Malls - 0.1%
126,299	Taubman Centers, Inc., REIT, Series J, 6.50%	2,740,688
70,712	Series K, 6.25%	1,516,065

		4,256,753

	Shopping Centers - 0.3%
9,788	Kimco Realty Corp., REIT, Series L, 5.13%	255,858
26,764	Series M, 5.25%.	704,964
15,931	RPT Realty, REIT, Series D, 7.25%	637,240
720	Saul Centers, Inc., REIT, Series D, 6.13%	17,935
49,175	Series E, 6.00%	1,224,458
55,507	SITE Centers Corp., REIT, Series A, 6.38%	1,383,234
20,775	Series K, 6.25%	505,871
63,325	Urstadt Biddle Properties, Inc., REIT, Series H, 6.25%	1,554,629
38,965	Series K, 5.88%	927,367

		7,211,556

	Storage - 0.2%
59,287	National Storage Affiliates Trust, REIT, Series A, 6.00%	1,570,513
23,978	Public Storage, REIT, Series B, 5.40%	612,158
7,060	Series C, 5.13%	180,524
13,102	Series D, 4.95%	336,721
11,210	Series E, 4.90%	290,339
3,375	Series F, 5.15%	89,876
32,680	Series G, 5.05%	858,830
29,493	Series H, 5.60%	831,703
13,310	Series I, 4.88%	359,902
4,145	Series J, 4.70%	112,454
18,960	Series K, 4.75%	517,798
22,300	Series L, 4.63%	600,316
10,190	Series M, 4.13%.	264,227

		6,625,361

	Warehouse/Industrial - 0.1%
8,505	Monmouth Real Estate Investment Corp., REIT, Series C, 6.13%	210,754
5,135	QTS Realty Trust, Inc., REIT, Series A, 7.13%	139,158
10,575	Rexford Industrial Realty, Inc., REIT, Series A, 5.88%	272,412
34,948	Series B, 5.88%	939,402
1,215	Series C, 5.63%	32,562
5,625	STAG Industrial, Inc., REIT, Series C, 6.88%	145,069

		1,739,357

	Total Preferred Stock	38,651,203

	(Cost $39,236,840)

Par		Value

Corporate Debt - 0.8%
	Apartments/Single Family Residential - 0.2%
$ 541,000	American Homes 4 Rent LP, REIT, 4.25%, 2/15/2028	$613,997
1,209,000	4.90%, 2/15/2029	1,443,823
868,000	VEREIT Operating Partnership LP, REIT, 4.63%, 11/1/2025	959,695
537,000	4.88%, 6/1/2026	599,200
750,000	3.95%, 8/15/2027	800,972

		4,417,687

	Diversified - 0.0%
38,000	Lexington Realty Trust, REIT, 4.25%, 6/15/2023	40,646
254,000	4.40%, 6/15/2024	272,955
236,000	Vornado Realty LP, REIT, 3.50%, 1/15/2025	245,640

		559,241

	Health Care - 0.1%
917,000	Senior Housing Properties Trust, REIT, 4.75%, 2/15/2028	809,252
816,000	Ventas Realty LP, REIT, 3.25%, 10/15/2026	867,390

		1,676,642

	Office Properties - 0.3%
219,000	Boston Properties LP, REIT, 3.65%, 2/1/2026	243,579
763,000	Brandywine Operating Partnership LP, REIT, 4.10%, 10/1/2024	803,915
304,000	3.95%, 11/15/2027	316,012
822,000	Columbia Property Trust Operating Partnership LP, REIT, 4.15%, 4/1/2025	861,738
855,000	Corporate Office Properties LP, REIT, 3.60%, 5/15/2023	897,284
1,079,000	5.25%, 2/15/2024	1,179,509
185,000	5.00%, 7/1/2025	208,781
458,000	Highwoods Realty LP, REIT, 3.63%, 1/15/2023	476,515
123,000	4.20%, 4/15/2029	138,296
38,000	Kilroy Realty LP, REIT, 4.38%, 10/1/2025	41,999
2,778,000	Office Properties Income Trust, REIT, 4.00%, 7/15/2022	2,812,794
442,000	4.50%, 2/1/2025	447,697
761,000	Piedmont Operating Partnership LP, REIT, 3.40%, 6/1/2023	788,593
248,000	Qualitytech LP / QTS Finance Corp. 144A, 4.75%, 11/15/2025	258,130

		9,474,842

	Shopping Centers - 0.2%
491,000	Kite Realty Group LP, REIT, 4.00%, 10/1/2026	473,557
1,188,000	Retail Opportunity Investments Partnership LP, REIT, 5.00%, 12/15/2023	1,240,705
179,000	4.00%, 12/15/2024	179,425
304,000	Retail Properties of America, Inc., REIT, 4.00%, 3/15/2025	301,624
448,000	4.75%, 9/15/2030	448,758

See accompanying notes to portfolio of investments.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – September 30, 2020 (Unaudited) (continued)

Par		Value

	Shopping Centers - (continued)
$974,000	SITE Centers Corp., REIT, 3.63%, 2/1/2025	$996,386
168,000	4.25%, 2/1/2026	180,124
810,000	Weingarten Realty Investors, REIT, 3.38%, 10/15/2022	830,289
243,000	3.25%, 8/15/2026	252,058

		4,902,926

	Total Corporate Debt	21,031,338

	(Cost $20,186,463)

Commercial Mortgage Backed Securities - 4.4%
	BANK,
9,170,167	1.01%, 12/15/2052 Ser 2019-BN23, Class XD, 144A(g)	694,653
1,500,000	2.50%, 12/15/2052 Ser 2019-BN23, Class E, 144A	1,063,860
8,575,000	1.42%, 11/15/2054 Ser 2017-BNK9, Class XD, 144A(g)	750,027
5,000,000	3.37%, 11/15/2054 Ser 2017-BNK9, Class E, 144A	2,516,572
1,600,000	3.08%, 6/15/2060 Ser 2017-BNK5, Class D, 144A(g)	1,295,451
3,000,000	4.25%, 6/15/2060 Ser 2017-BNK5, Class E, 144A(g)	1,677,571
1,595,000	4.65%, 11/15/2061 Ser 2018-BN15, Class C(g)	1,632,885
4,000,000	1.50%, 11/15/2062 Ser 2019-BN22, Class XF, 144A(g)	421,729
2,000,000	1.96%, 11/15/2062 Ser 2019-BN22, Class F, 144A(g)	806,889
9,703,500	0.92%, 1/15/2063 Ser 2020-BN25, Class XD, 144A(g)	677,083
6,000,000	1.50%, 1/15/2063 Ser 2020-BN25, Class XF, 144A(g)	642,644
6,000,000	1.92%, 1/15/2063 Ser 2020-BN25, Class F, 144A(g)	2,640,724
1,250,000	2.50%, 1/15/2063 Ser 2020-BN25, Class E, 144A	900,014
1,750,000	3.15%, 3/15/2063 Ser 2020-BN28, Class C(g)	1,811,215
	BBCMS Mortgage Trust,
2,720,000	1.10%, 11/15/2034 Ser 2019-BWAY, Class A, 144A(g)	2,646,793
	BENCHMARK Mortgage Trust, 144A,
5,000,000	3.29%, 9/15/2048 Ser 2020-IG2, Class B(g)	5,382,567
12,667,000	1.12%, 1/15/2051 Ser 2018-B1, Class XE(g)	901,175
1,750,000	2.75%, 1/15/2051 Ser 2018-B1, Class D	1,373,964
5,000,000	3.00%, 1/15/2051 Ser 2018-B1, Class E(g)	2,613,519
5,520,000	1.50%, 4/10/2051 Ser 2018-B3, Class XD(g)	518,034
2,000,000	3.06%, 4/10/2051 Ser 2018-B3, Class D(g)	1,596,014
1,719,500	3.12%, 10/10/2051 Ser 2018-B6, Class D(g)	1,431,008
3,800,000	1.09%, 2/15/2053 Ser 2020-B16, Class XD(g)	316,494
1,500,000	2.50%, 2/15/2053 Ser 2020-B16, Class E	1,050,949
6,500,000	1.01%, 8/15/2057 Ser 2019-B13, Class XF(g)	468,227
4,000,000	1.51%, 8/15/2057 Ser 2019-B13, Class XD(g)	434,790
1,000,000	2.50%, 8/15/2057 Ser 2019-B13, Class E	672,173
6,500,000	3.00%, 8/15/2057 Ser 2019-B13, Class F	2,729,160
2,500,000	3.62%, 3/15/2062 Ser 2019-B10, Class F(g)	1,257,800
	CCUBS Commercial Mortgage Trust,
4,000,000	3.91%, 11/15/2050 Ser 2017-C1, Class AS(g)	4,561,910

Par		Value

	CD Mortgage Trust,
$2,750,000	3.10%, 8/15/2051 Ser 2018-CD7, Class D, 144A(g)	$2,377,167
	CGMS Commercial Mortgage Trust,
2,000,000	3.00%, 8/15/2050 Ser 2017-B1, Class D, 144A	1,655,875
	Citigroup Commercial Mortgage Trust,
1,000,000	3.22%, 6/10/2051 Ser 2018-C5, Class D, 144A(g)	793,441
5,000,000	0.62%, 11/10/2052 Ser 2019-GC43, Class XF, 144A(g)	235,217
3,750,000	0.62%, 11/10/2052 Ser 2019-GC43, Class XG, 144A(g)	173,790
5,000,000	3.00%, 11/10/2052 Ser 2019-GC43, Class F, 144A(g)	2,227,108
3,750,000	3.00%, 11/10/2052 Ser 2019-GC43, Class G, 144A(g)	1,375,926
2,800,000	3.00%, 8/10/2056 Ser 2019-GC41, Class F, 144A	1,257,939
	Comm Mortgage Trust,
1,094,000	5.32%, 5/15/2045 Ser 2012-CR1, Class C(g)	942,012
2,500,000	4.24%, 7/10/2045 Ser 2013-CR9, Class C, 144A(g)	2,367,066
2,500,000	4.32%, 12/10/2045 Ser 2012-CR5, Class F, 144A(g)	1,432,817
3,250,000	4.09%, 3/10/2046 Ser 2013-CR6, Class E, 144A(g)	2,081,112
2,932,500	4.99%, 3/10/2047 Ser 2014-UBS2, Class D, 144A(g)	2,489,162
2,600,000	4.85%, 5/10/2047 Ser 2014-CR17, Class D, 144A(g)	1,857,567
1,500,000	3.50%, 9/10/2047 Ser 2014-UBS5, Class D, 144A	979,426
2,000,000	3.83%, 2/10/2048 Ser 2015-LC19, Class B(g)	2,152,459
2,870,000	4.24%, 2/10/2048 Ser 2015-LC19, Class E, 144A(g)	1,938,047
2,730,000	1.03%, 8/15/2057 Ser 2019-GC44, Class XD, 144A(g)	211,400
2,500,000	2.50%, 8/15/2057 Ser 2019-GC44, Class D, 144A	2,041,273
2,500,000	2.50%, 8/15/2057 Ser 2019-GC44, Class E, 144A	1,823,483
	CSAIL Commercial Mortgage Trust, 144A,
3,980,500	1.98%, 3/15/2052 Ser 2019-C15, Class XD(g)	542,355
	DBJPM Mortgage Trust,
1,600,000	3.49%, 9/15/2053 Ser 2020-C9, Class C(g)	1,667,139
	GS Mortgage Securities Trust,
2,000,000	4.74%, 8/10/2046 Ser 2013-GC14, Class F, 144A(g)	1,153,131
3,500,000	4.96%, 4/10/2047 Ser 2014-GC20, Class D, 144A(g)	1,877,956
1,750,000	3.58%, 6/10/2047 Ser 2014-GC22, Class E, 144A	978,656
3,000,000	3.00%, 7/10/2052 Ser 2019-GC40, Class D, 144A	2,544,785
5,000,000	2.38%, 5/12/2053 Ser 2020-GC47, Class A5	5,382,870
	JP Morgan Chase Commercial Mortgage Securities Trust,
5,125,000	3.14%, 8/15/2049 Ser 2016-JP3, Class AS	5,557,687

See accompanying notes to portfolio of investments.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – September 30, 2020 (Unaudited) (continued)

Par		Value

	JPMBB Commercial Mortgage Securities Trust, 144A,
$1,425,000	4.68%, 4/15/2047 Ser 2014-C19, Class D(g)	$1,258,155
3,500,000	3.91%, 11/15/2047 Ser 2014-C24, Class D(g)	2,668,416
	Morgan Stanley Bank of America Merrill Lynch Trust,
1,250,000	4.77%, 6/15/2047 Ser 2014-C16, Class D, 144A(g)	839,573
22,975,902	1.40%, 5/15/2050 Ser 2017-C33, Class XA(g)	1,372,144
4,012,000	3.30%, 11/15/2052 Ser 2017-C34, Class E, 144A(g)	2,151,397
	Morgan Stanley Capital I Trust,
1,908,000	4.15%, 6/15/2052 Ser 2019-H6, Class C(g)	1,896,342
2,000,000	4.13%, 7/15/2052 Ser 2019-H7, Class C	1,928,102
	SG Commercial Mortgage Securities Trust,
13,375,363	1.96%, 10/10/2048 Ser 2016-C5, Class XA(g)	989,076
	UBS-Barclays Commercial Mortgage Trust, 144A,
22,676,261	1.60%, 12/10/2045 Ser 2012-C4, Class XA(g)	574,777
2,000,000	5.03%, 8/10/2049 Ser 2012-C3, Class D(g)	1,891,862
	Wells Fargo Commercial Mortgage Trust,
2,125,000	4.60%, 11/15/2048 Ser 2015-C31, Class E, 144A(g)	1,259,307
1,500,000	3.11%, 6/15/2053 Ser 2020-C56, Class AS	1,647,838
	WFRBS Commercial Mortgage Trust, 144A,
2,275,000	3.99%, 5/15/2047 Ser 2014-C20, Class D	1,417,464
1,000,000	3.90%, 9/15/2057 Ser 2014-C22, Class D(g)	823,172

	Total Commercial Mortgage Backed Securities	116,320,385

	(Cost $132,421,230)

Shares
Short-Term Investment - 3.3%
86,957,102	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, Institutional Share Class, 0.01%	86,957,102

	(Cost $86,957,102)

	Total Investments - 97.9%	2,614,771,700

	(Cost $2,538,812,588)
	Other Assets
	Net of Liabilities - 2.1%	56,177,324

	Net Assets - 100.0%	$2,670,949,024

(a)	Restricted Securities.
(b)	Partnership is not designated in units. The Fund owns approximately 16.6% of this Fund.
(c)	The Fund owns more than 5.0% of the Private Investment Fund, but has con-tractually limited its voting interests to less than 5.0% of total voting interests.
(d)	Partnership is not designated in units. The Fund owns approximately 5.4% of this Fund.
(e)	Partnership is not designated in units. The Fund owns approximately 4.8% of this Fund.
(f)	Non-income producing security.
(g)	Variable rate security. Rates generally reset annually based on the weighted average of the net underlying mortgage rates.

Portfolio Abbreviations:

ADR - American Depositary Receipt

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

144A – Rule 144A Security

Industry	% of Net Assets

Diversified	80.1%
Commercial Mortgage Backed Securities	4.4%
Short-Term Investment	3.3%
Apartments/Single Family Residential	2.6%
Warehouse/Industrial	2.1%
Office Properties	1.5%
Health Care	0.9%
Shopping Centers	0.9%
Storage	0.8%
Real Estate Operation/Development	0.6%
Hotels	0.5%
Regional Malls	0.1%
Residential	0.1%
Internet Connective Services	0.0%
Other Assets Net of Liabilities	2.1%

Total	100.0%

See accompanying notes to portfolio of investments.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Statement of Assets and Liabilities

September 30, 2020 (Unaudited)

ASSETS:
Investments:
Non-affiliated investment in securities at cost	$2,538,812,588
Non-affiliated net unrealized appreciation	75,959,112

Total non-affiliated investment in securities, at fair value	2,614,771,700

Cash	1,234,665
Foreign Currency (Cost $41,085,581)	41,078,873
Receivables for:
Dividends and interest	19,875,361
Fund shares sold	1,800,893
Reclaims	83,353
Investments sold	1,888,838

Total receivables	23,648,445
Prepaid expenses	371,652

Total Assets	2,681,105,335

LIABILITIES:
Payables for:
Adviser fees	7,085,737
Investments purchased	2,378,812
Administrative fees	139,413
Transfer agent fees	129,145
Professional fees	128,473
Custodian fees	118,065
Directors’ fees	21,518
Accrued expenses and other liabilities	155,148

Total Liabilities(a)	10,156,311

NET ASSETS	$2,670,949,024

NET ASSETS consist of:
Paid-in capital	$2,569,376,302
Total distributable earnings	101,572,722

TOTAL NET ASSETS	$2,670,949,024

Net Assets	$2,670,949,024
Shares of beneficial interest outstanding (unlimited authorization)	99,736,247

Net asset value price per share (Net Assets/Shares Outstanding)	$26.78

(a) See Note 9. Restricted Securities for detail of Commitments and Contingencies related to unfunded commitments.

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Statement of Operations

For the Six Months Ended September 30, 2020 (Unaudited)

Investment Income:
Dividends from non-affiliated investments	$42,186,209
Interest income	3,872,548
Less: foreign taxes withheld	(126,790)

Total Investment Income	45,931,967

Expenses:
Adviser fees (Note 4)	14,219,334
Interest and Line of Credit fees	582,874
Administrative fees	426,565
Professional fees	396,663
Shareholder reporting fees	218,538
Transfer agent fees	177,810
Directors’ fees (Note 4)	146,641
Custodian fees	105,930
Other expenses	111,630

Total Expenses	16,385,985

Net Investment Income	29,545,982

Net Realized and Unrealized Gain on Investments:
Net realized gain on investments	602,871
Net realized gain on foreign currency transactions	3,113
Net change in unrealized appreciation on investments and foreign currency	5,957,426

Net Realized and Unrealized Gain on Investments	6,563,410

Net Increase in Net Assets Resulting from Operations	$36,109,392

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Statement of Changes in Net Assets

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020

Increase in Net Assets:

From Operations:
Net investment income	$29,545,982	$68,199,987
Net realized gain on investments and foreign currency	605,984	17,172,813
Net change in unrealized appreciation (depreciation) on investments and foreign currency	5,957,426	(102,926,635)

Net Increase (Decrease) in Net Assets Resulting From Operations	36,109,392	(17,553,835)

Distributions to Shareholders from:
Net investment income and net realized gains	(30,151,966)	(74,278,358)
Return of capital	(26,475,727)	(48,455,676)

Total Distributions	(56,627,693)	(122,734,034)

Capital Share Transactions:
Shares issued	118,250,007	711,206,038
Reinvested dividends	12,281,973	29,243,207
Shares redeemed	(404,277,079)	(432,262,601)

Net Increase (Decrease) in Net Assets
Resulting From Capital Share Transactions	(273,745,099)	308,186,644

Total Increase (Decrease) in Net Assets	(294,263,400)	167,898,775

Net Assets:
Beginning of Period	$2,965,212,424	$2,797,313,649

End of Period	$2,670,949,024	$2,965,212,424

Share Transactions:
Shares sold	4,431,975	25,254,778
Shares issued in reinvestment of dividends	462,358	1,042,175
Shares redeemed	(15,190,870)	(15,396,227)

Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(10,296,537)	10,900,726

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Statement of Cash Flows

For the Six Months Ended September 30, 2020 (Unaudited)

Cash Flows Provided by Operating Activities:
Net increase in net assets resulting from operations	$36,109,392

Adjustments to Reconcile Net Increase in Net Assets Resulting
From Operations to Net Cash Provided by Operating Activities:
Purchases of investment securities	(187,319,433)
Proceeds from disposition of investment securities	417,369,979
Net sales of short-term investment securities	111,969,101
Change in net unrealized appreciation on investments and foreign currency	(5,957,426)
Net realized gain from investments sold and foreign currency transactions	(605,984)
Net amortization/(accretion) of premium/(discount)	(18,885)
Decrease in dividends and interest receivable	828,575
Decrease in reclaims receivable	21,848
Increase in prepaid expenses	(344,122)
Decrease in Adviser fees payable	(794,033)
Decrease in administration fees payable	(312,146)
Decrease in professional fees payable	(142,823)
Increase in custodian fees payable	10,120
Increase in directors’ fees payable	21,518
Increase in transfer agent fees payable	9,024
Decrease in accrued expenses and other liabilities	(149,178)

Net Cash Provided by Operating Activities	370,695,527

Cash Flows From Financing Activities:
Proceeds from shares sold	120,146,545
Payments of shares redeemed	(404,277,079)
Dividends paid (net of reinvestment of dividends)	(44,345,720)

Net Cash Used in Financing Activities	(328,476,254)

Effect of exchange rate changes on foreign currency	4,796

Net Increase in Cash	42,224,069

Cash and Foreign Currency:
Beginning of the period	89,469

End of the period	$42,313,538

Supplemental Disclosure of Cash Flow Information:
Interest paid during the period	$156,632
Reinvestment of dividends	12,281,973

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Financial Highlights

	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016

Net Asset Value, Beginning of Period	$26.95		$28.22	$27.70	$27.52	$27.30	$26.47
Income from Investment Operations:
Net investment income(a)	0.29		0.67	0.77	0.65	0.67	0.65
Net realized and unrealized gain (loss)	0.07		(0.74)	0.99	0.79	0.85	1.46

Total from investment operations	0.36		(0.07)	1.76	1.44	1.52	2.11

Less Distributions:
Distribution from net investment income and net realized gains	(0.30)		(0.73)	(0.79)	(0.61)	(0.75)	(0.39)
Return of Capital	(0.23)		(0.47)	(0.45)	(0.65)	(0.55)	(0.89)

Total Distributions	(0.53)		(1.20)	(1.24)	(1.26)	(1.30)	(1.28)

Net Asset Value, End of Period	$26.78		$26.95	$28.22	$27.70	$27.52	$27.30

Total Return Based on Net Asset Value	1.25	%(b)	(0.27%)	6.70%	5.32%	5.79%	8.58%

Ratios and Supplemental Data
Net Assets at end of period (000’s)	$2,670,949		$2,965,212	$2,797,314	$2,184,488	$1,390,152	$688,906
Ratios of gross expenses to average net assets	1.20	%(c)	1.19%	1.17%	1.24%	1.27%	1.35%
Ratios of net expenses to average net assets	1.20	%(c)	1.19%	1.17%	1.24%	1.27%	1.34%
Ratios of net investment income to average net assets	2.17	%(c)	2.37%	2.77%	2.37%	2.45%	2.44%
Portfolio turnover rate	7.05	%(b)	15.77%	13.48%	13.03%	24.97%	20.93%

(a)	Per Share amounts are calculated based on average outstanding shares.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Financial Statements

September 30, 2020 (Unaudited)

NOTE 1. ORGANIZATION

Versus Capital Multi-Manager Real Estate Income Fund LLC (the “Fund”) is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that is operated as an interval fund. The Fund’s primary investment objective is to seek consistent current income, while its secondary objectives are capital preservation and long-term capital appreciation. The Fund attempts to achieve these objectives by allocating its capital among a select group of institutional asset managers (the “Investment Managers”) with expertise in managing portfolios of real estate and real estate-related investments. The Fund is authorized to issue an unlimited number of common shares of beneficial interest without par value and has registered an aggregate offering amount of $5.5 billion. The Fund’s investment adviser is Versus Capital Advisors LLC (the ‘‘Adviser’’).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Investment Income and Securities Transactions - Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income is recorded net of applicable withholding taxes. Interest income is accrued daily. Premiums and discounts are amortized or accreted on an effective yield method on fixed income securities. Dividend income from REIT investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed its cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and reclaims as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Securities are accounted for on a trade date basis. The cost of securities sold is determined and gains (losses) are based upon the specific identification method.

Foreign Currency - Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates at 4:00 p.m. U.S. ET (Eastern Time). Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and net change in unrealized gain or loss on investment securities.

Dividends and Distributions to Shareholders - The Fund will make regular quarterly distributions to shareholders of all or a portion of any dividends or investment income it earns on investments. In addition, the Fund will make regular distributions to the shareholders of all or a portion of capital gains distributed to the Fund by Investment Funds and capital gains earned by the Fund from the disposition of Investment Funds or other investments, together with any dividends or interest income earned from such investments. A portion of any distribution may be a return of capital or from other capital sources.

U.S. Federal Income Tax Information - The Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. This policy may cause multiple distributions during the course of the year, which are recorded on the ex-dividend date.

As of and during the six months ended September 30, 2020, the Fund did not have a liability for any unrecognized tax obligations. The Fund recognizes interest and penalties, if any, related to unrecognized tax obligations as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdiction as U.S. Federal.

Dividends from net investment income and distributions from realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts at fiscal year end based on the tax treatment; temporary differences do not require such reclassification.

For the year ended March 31, 2020, tax character of the distribution paid by the Fund was approximately $47,288,000 of ordinary income dividends, approximately $26,990,000 of long-term capital gains and approximately $48,456,000 return of capital. For the year ended March 31, 2019, tax character of the distribution paid by the Fund were approximately $48,869,000 of ordinary income dividends, approximately $19,142,000 of long-term capital gains and approximately $39,248,000 of return of capital. Distribution from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes..

13

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Financial Statements

September 30, 2020 (Unaudited) (continued)

Net capital losses incurred may be carried forward for an unlimited time period and retain their tax character as either short-term or long-term capital losses. As of March 31, 2020, the Fund had no capital loss carryovers available to offset possible future capital gains.

Under federal tax law, capital and qualified ordinary losses realized after October 31 and December 31, respectively, may be deferred and treated as having arisen on the first day of the following fiscal year. For the fiscal year ended March 31, 2020, the Fund elected to defer approximately $6,300,000 in qualified late year losses.

As of September 30, 2020, the gross unrealized appreciation and depreciation and net unrealized appreciation on a tax basis were approximately $129,455,000, ($53,496,000) and $75,959,000, respectively. The aggregate cost of securities for federal income tax purposes at September 30, 2020, was approximately $2,538,813,000.

Guarantees and Indemnifications - In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown and this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund would expect the risk of loss to be remote.

Use of Estimates - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities (disclosure of contingent assets and liabilities) at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3. SECURITIES VALUATION

Consistent with Section 2(a)(41) of the 1940 Act, the Fund prices its securities as follows:

Publicly Traded Securities - Investments in securities that are listed on the New York Stock Exchange (the “NYSE”) are valued, except as indicated below, at the official closing price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no published closing price on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the closing price of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If, after the close of a domestic or foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, the domestic or foreign securities may be valued pursuant to procedures established by the Board of Directors (the “Board”).

Securities traded in the over-the-counter market, such as fixed-income securities and certain equities, including listed securities whose primary market is believed by the Adviser to be over-the-counter, are valued at the official closing prices as reported by sources as the Board deems appropriate to reflect their fair market value. If there has been no official closing price on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Fixed-income securities typically will be valued on the basis of prices provided by a pricing service, generally an evaluated price or the mean of closing bid and ask prices obtained by the pricing service, when such prices are believed by the Adviser to reflect the fair market value of such securities. Furthermore, the Fund’s Adviser will review the valuation methodology of any pricing service used in the Fund’s investment valuation process, subject to oversight and/or approval of the Board.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at their closing NAV.

Securities for which market prices are unavailable, or securities for which the Adviser determines that the market quotation is unreliable, will be valued at fair value pursuant to procedures approved by the Board. In these circumstances, the Adviser determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. The Fund’s use of fair value pricing may cause the NAV of the Shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

Private Investment Funds- The Board has adopted procedures pursuant to which the Fund will value its investments in Private Investment Funds. Before investing in any Private Investment Fund, the Adviser will conduct a due diligence review of the valuation methodology utilized by such Private Investment Fund, which as a general matter will employ market values when available, and otherwise look at principles of fair value that the Adviser reasonably believes to be consistent with (but not necessarily the same as) those used by the Fund for valuing its own investments. The Adviser shall use its best efforts to ensure that each private Investment Fund has in place policies and procedures that are consistent with the practices provided for in the Real Estate Information Standards (‘‘REIS’’), as established and amended by the National Council of Real Estate Investment Fiduciaries (‘‘NCRIEF’’) in conjunction with the Pension Real Estate Association (‘‘PREA’’), or comparable standards which may apply. REIS provides underlying principles behind the disclosure of reliable information with adequate policies and practices that include, but are not limited to the following:

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Financial Statements

September 30, 2020 (Unaudited) (continued)

•

Property valuation standards and policy that are expected to be applied consistent with Generally Accepted Accounting Principles (“GAAP”) fair value principles and uniform appraisal standards or such comparable standards as may apply to international managers. Real estate investments are required to be valued, (a) internally (by the Private Investment Fund’s manager) with third party (preferably an accounting or valuation firm) oversight to assure the reasonableness of and compliance with valuation policies, at least quarterly and (b) externally by an appraiser or other third party, preferably once annually, but at least once every 36 months. Furthermore, the valuations should be performed with impartiality, objectivity and independence, and with control to demonstrate they have been completed fairly. This includes the maintenance of records of methods and techniques for valuation with sufficient documentation to understand the scope of work completed.

•

Market Value Accounting and Reporting Standards including the production of quarterly financial statements and annual audited financials. This also incorporates quarterly performance measurement and reporting standards for every asset held by the Private Investment Fund. After investing in a Private Investment Fund, the Adviser will monitor the valuation methodology used by such Private Investment Fund and its manager.

The Fund values its investments in Private Investment Funds based in large part on valuations provided by the managers of the Private Investment Funds and their agents. These fair value calculations will involve significant professional judgment by the managers of the Private Investment Funds in the application of both observable and unobservable attributes. The calculated NAVs of the Private Investment Funds’ assets may differ from their actual realizable value or future fair value. Valuations will be provided to the Fund based on the interim unaudited financial records of the Private Investment Funds and, therefore, will be estimates subject to adjustment (upward or downward) upon the auditing of such financial records and may fluctuate as a result. The Board and the Adviser may not have the ability to assess the accuracy of these valuations. Because a significant portion of the Fund’s assets are invested in Investment Funds, these valuations have a considerable impact on the Fund’s NAV.

For each quarterly period that the NAVs of the Private Investment Funds are calculated by the managers of such funds, each Private Investment Fund’s NAV is typically adjusted based on the actual income and appreciation or depreciation realized by such Private Investment Fund when the quarterly valuations and income are reported. The Adviser will review this information for reasonableness based on its knowledge of current market conditions and the individual characteristics of each Investment Fund and may clarify or validate the reported information with the applicable manager of the Private Investment Fund. The Adviser may conclude, in certain circumstances, that the information provided by any such manager does not represent the fair value of the Fund’s investment in a Private Investment Fund and is not indicative of what actual fair value would be under current market conditions. In those circumstances, the Adviser’s Valuation Committee may determine to value the Fund’s investment in the Private Investment Fund at a discount or a premium to the reported value received from the Private Investment Fund. Any such decision will be made in good faith by the Adviser’s Valuation Committee, subject to the review and ratification of the Board’s Valuation Committee. The Funds’ valuation of each Private Investment Fund is individually updated as soon as the Adviser completes its reasonableness review, including any related necessary additional information validations with the manager of the Private Investment Fund, and typically within 45 calendar days after the end of each quarter for all Private Investment Funds. Additionally, between the quarterly valuation periods, the NAVs of such Private Investment Funds are adjusted daily based on the total return that each private Investment Fund is estimated by the Adviser to generate during the current quarter. The Adviser’s Valuation Committee monitors these estimates regularly and updates them as necessary if macro or individual fund changes warrant any adjustments, subject to the review and supervision of the Board’s Valuation Committee. The September 30, 2020 Portfolio of Investments presented herein reports the value of all the Fund’s investments in Private Investment Funds at the respective NAVs provided by the managers of the Private Investment Funds and their agents, which may differ from the valuations used by the Fund in its September 30, 2020 NAV calculation.

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or may otherwise be less liquid than publicly traded securities.

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1	–	unadjusted quoted prices in active markets for identical securities

• Level 2	–	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Financial Statements

September 30, 2020 (Unaudited) (continued)

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; the existence of contemporaneous, observable trades in the market; and changes in listings or delistings on national exchanges. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2020 is as follows:

	Total Market Value at 09/30/2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Common Stocks*	$286,584,921	$211,819,142	$74,765,779	$—
Preferred Stocks*	38,651,203	38,651,203	—	—
Corporate Debt*	21,031,338	—	21,031,338	—
Commercial Mortgage Backed Securities	116,320,385	—	116,320,385	—
Short-Term Investment	86,957,102	86,957,102	—	—

Subtotal	$549,544,949	$337,427,447	$212,117,502	$—

Private Investment Funds (held at NAV)*	$2,065,226,751

Total	$2,614,771,700

*	See Portfolio of Investments for industry breakout.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Management Agreement, Versus Capital Advisors LLC serves as the investment adviser to the Fund. For its services under this agreement, the Fund pays the Adviser an Investment Management Fee at an annual rate of 0.95% of the Fund’s NAV, which accrues daily based on the net assets of the Fund and is paid quarterly. The Fund accrued fees to the Adviser of approximately $12,962,000 for the six months ended September 30, 2020.

The Adviser has retained the services of Security Capital Research & Management, Inc. and Principal Real Estate Investors, LLC as sub-advisers of the Fund (the “Sub-Advisers”). The Sub-Advisers each manage a specified portion of the Fund’s assets to be invested in domestic and international publicly traded real estate securities, such as common and preferred stock of publicly listed REITs, commercial mortgage-backed securities, commercial real estate collateralized debt obligations, and senior unsecured debt of REITs. Fees paid to the Sub-Advisers are based on the average net assets that they manage at an annual rate between 0.50% and 1.00%. The Fund accrued fees to the Sub-Advisers of approximately $1,257,000 for the six months ended September 30, 2020.

The Adviser previously engaged Callan LLC to act as the Fund’s investment sub-adviser to assist with the selection of Investment Managers. Fees to Callan were based on the average daily net assets of the Fund at an annual rate up to 0.10% and were paid by the Adviser from its Investment Management Fee.

Foreside Funds Distributors LLC, (the “Distributor”) serves as the Fund’s statutory underwriter and facilitates the distribution of Shares.

The Fund pays each Independent Director a fee per annum. In addition, the Fund reimburses each of the Independent Directors for travel and other expenses incurred in connection with attendance at meetings; provided, however, that if more than three board meetings require out-of-town travel time, such additional travel time may be billed at the rate set forth in the Board of Directors Retainer Agreement or as amended by action of the Board from time to time. Each of the Independent Directors is a member of all Committees. The Chairman of the Audit Committee receives an additional fee per annum. Other members of the Board and executive officers of the Fund receive no compensation. The Fund also reimburses the Adviser for a portion of the compensation that it pays to the Fund’s Chief Compliance Officer.

NOTE 5. MARKET RISK FACTORS

The Fund’s investments in securities and/or financial instruments may expose the Fund to various market risk factors including, but not limited to the following:

General Market Fluctuations Will Affect the Fund’s Returns. The Fund’s investments in Private Investment Funds and real estate securities may be negatively affected by the broad investment environment in the real estate market, the debt market and/or the equity securities market.

General Risks of the Private Investment Funds Investing in Real Estate. The Fund will not invest in real estate directly, but, because the Fund will invest in Private Investment Funds that qualify as REITs or investment vehicles treated similarly as private REITs, the Fund’s investment portfolio will be significantly impacted by the performance of the real estate market.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Financial Statements

September 30, 2020 (Unaudited) (continued)

Risks of Investing in Equity Securities. The prices of equity and preferred securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Preferred securities may be subject to additional risks, such as risks of deferred distributions, liquidity risks, and differences in shareholder rights associated with such securities.

Risks Relating to Current Interest Rate Environment. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, reduced market demand for low yielding investments, etc.). This is especially true under current conditions because interest rates and bond yields are near historically low levels. Thus, the Fund currently faces a heightened level of risk associated with rising interest rates and/or bond yields.

Market Disruption and Geopolitical Risk. The Fund may be adversely affected by uncertainties such as terrorism, international political developments, tariffs and trade wars, and changes in government policies, taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and other developments in the laws and regulations of the countries in which it is invested. Likewise, natural and environmental disasters, epidemics or pandemics, and systemic market dislocations may be highly disruptive to economies and markets. For example, an outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak has caused significant market volatility and declines in global financial markets and may continue to adversely affect global and national economies, the financial performance of individual issuers, borrowers and sectors, and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The COVID-19 pandemic and its effects could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates, and adverse effects on the values and liquidity of securities or other assets. The foregoing could impair the Fund’s ability to maintain operational standards, disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund. Other epidemics or pandemics that arise in the future may have similar impacts.

NOTE 6. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2020, the purchases and sales of investment securities, excluding short-term investments and U.S. Government securities were approximately $186,520,000 and $419,197,000, respectively.

NOTE 7. REPURCHASE OFFERS

The Fund has a fundamental policy that it will make quarterly Repurchase Offers for no less than 5% of its shares outstanding at NAV, unless suspended or postponed in accordance with regulatory requirements (as discussed below), and that each quarterly repurchase pricing shall occur no later than the 14th day after the Repurchase Request Deadline (defined below), or the next Business Day if the 14th is not a Business Day (each a “Repurchase Pricing Date”). In general, the Repurchase Pricing Date occurs on the Repurchase Request Deadline and settlement occurs 3 days later. Shares will be repurchased at the NAV per Share determined as of the close of regular trading on the NYSE on the Repurchase Pricing Date.

Shareholders will be notified in writing about each quarterly Repurchase Offer, how they may request that the Fund repurchase their shares and the Repurchase Request Deadline, which is the date the Repurchase Offer ends. The Repurchase Request Deadline will be determined by the Board. The time between the notification to shareholders and the Repurchase Request Deadline may vary from no more than 42 days to no less than 21 days. The repurchase price of the shares will be the NAV as of the close of regular trading on the NYSE on the Repurchase Pricing Date. Payment pursuant to the repurchase will be made to the shareholders within seven days of the Repurchase Pricing Date (the “Repurchase Payment Deadline”).Certain authorized institutions, including custodians and clearing platforms, may set times prior to the Repurchase Request Deadline by which they must receive all documentation they may require relating to repurchase requests and may require additional information. In addition, certain clearing houses may allow / require shareholders to submit their tender request only on the Repurchase Request Deadline.

Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate repurchase amounts established for that Repurchase Request Deadline. Repurchase proceeds will be paid to shareholders prior to the Repurchase Payment Deadline.

The Board, or a committee thereof, in its sole discretion, will determine the number of shares that the Fund will offer to repurchase (the “Repurchase Offer Amount”) for a given Repurchase Request Deadline. The Repurchase Offer Amount, however, will be no less than 5% of the total number of shares outstanding on the Repurchase Request Deadline.

If Share repurchase requests exceed the number of Shares in the Fund’s Repurchase Offer, the Fund may, in its sole discretion (i) repurchase the tendered Shares on a pro rata basis or (ii) increase the number of Shares to be repurchased by up to 2% of the Fund’s outstanding Shares. If Share repurchase requests exceed the number of Shares in the Fund’s Repurchase Offer plus 2% of the Fund’s outstanding Shares, the Fund is required to repurchase the Shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their shares before prorating other amounts tendered. Because of the potential for proration, tendering shareholders may not have all of their tendered Shares repurchased by the Fund.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Financial Statements

September 30, 2020 (Unaudited) (continued)

Results of the Fund’s Repurchase Offers during the six months ended September 30, 2020 are as follows:

Repurchase Request Deadline/Pricing Date	Repurchase Offer Amount (Percentage)	Repurchase Offer Amount (Shares)	Shares Tendered for Repurchase	Percentage of Tendered Shares Repurchased*	Value of Repurchased Shares*

April 17, 2020	8%	8,915,481	16,912,900	57.9%	$261,219,862
July 17, 2020	5	5,182,017	17,087,111	31.6%	143,057,217
*	Includes a voluntary increase above each quarter’s Repurchase Offer Amount, as allowed by Rule 23c-3 of the 1940 Act.

NOTE 8. LINE OF CREDIT

Effective April 16, 2020, the Fund renewed its $150,000,000 line of credit (“LOC”) with Zions Bancorporation N.A. dba Vectra Bank Colorado (“Vectra”). Borrowings, if any, under the LOC bear interest at the one month LIBOR/Rate plus 1.50% at the time of borrowing with a minimum interest rate of 2.50%. The Fund incurred interest expense of approximately $156,000 during the six months ended September 30, 2020. In addition, the Fund incurs a Non-Utilization Fee equal to 0.375% on the portion of the LOC not being used and certain origination and structuring fees (the “other LOC fees”). The Fund incurred other LOC fees equal to approximately $326,000 during the six months ended September 30, 2020. As collateral for the lines of credit, the Fund would grant Vectra a first position security interest in and lien on securities held by the Fund in a collateral account. The Fund’s outstanding borrowings from the LOC were $0 at September 30, 2020 and the Fund complied with all covenants of the LOC during the six months ended September 30, 2020.

NOTE 9. RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. Each of the following securities can suspend redemptions if its respective Board deems it in the best interest of its shareholders. This and other important information are described in the Fund’s Prospectus.

As of September 30, 2020, the Fund invested in the following restricted securities:

Security(a)	Acquisition Date(b)	Shares		Cost ($1,000s)	Value ($1,000s)	Unfunded Commitments ($1,000s)	% of Net Assets	Redemption Notice(c)
AEW Core Property Trust (U.S.), Inc.
Class A Shares	7/2/2013	128,590		$121,997	$128,658	$—	4.8%	45 Days(d)
Class B Shares	7/2/2013	44,502		42,220	44,526	—	1.7%	45 Days
AEW Value Investors US LP	8/17/2017	—	(e)	27,218	27,300	47,782	1.0%	(f)
Barings Core Property Fund LP	9/30/2013	133,317		16,410	17,531	—	0.7%	60 Days(g)
Barings European Core Property Fund	6/13/2017	32,378		36,468	41,172	—	1.6%	60 Days
CBRE U.S. Core Partners LP	3/29/2018	73,108,423		102,064	104,669	25,000	3.9%	60 Days(d)
Clarion Gables Multifamily Trust LP	3/4/2019	96,276		125,000	120,813	—	4.5%	(h)
Clarion Lion Properties Fund LP	7/1/2013	152,604		205,090	230,520	—	8.6%	90 Days(d)
GWL U.S. Property Fund L.P.	12/30/2019	—	(i)	50,000	48,500	75,000	1.8%	90 Days
Harrison Street Core Property Fund LP	8/13/2014	81,865		107,065	115,082	—	4.3%	45 Days(d)
Heitman America Real Estate Trust LP	12/2/2014	172,306		200,000	198,983	—	7.4%	90 Days(d)
Heitman Core Real Estate Debt Income Trust LP	4/1/2017	119,714		122,340	120,300	23,148	4.5%	90 Days(d)
Invesco Core Real Estate USA LP	12/31/2013	680		114,500	123,349	75,000	4.6%	45 Days
Invesco Real Estate Asia Fund	9/30/2014	875,086		108,426	117,638	—	4.4%	45 Days
LaSalle Property Fund LP
Class A Shares	8/31/2015	67,231		104,526	108,071	—	4.0%	45 Days(d)
Class B Shares	8/31/2015	25,115		39,048	40,372	—	1.5%	45 Days
Mesa West Core Lending Fund LP	7/15/2015	46,902		50,656	49,826	4,832	1.9%	30 Days(g)
RREEF America REIT II, Inc.	9/30/2013	1,769,282		199,320	221,267	—	8.3%	45 Days(d)
Trumbull Property Fund, LP	9/30/2013	3,352		36,056	33,656	—	1.3%	60 Days(g)
Trumbull Property Income Fund, LP	4/1/2016	6,511		79,135	81,036	—	3.0%	60 Days(d)
US Government Building Open-End Feeder, LP	5/1/2014	—	(j)	83,783	91,958	—	3.5%	60 Days(d)

Total				$1,971,322	$2,065,227	$250,762	77.3%

(a)	The investment funds are open-ended Investment Funds organized to serve as a collective investment vehicle through which eligible investors may invest in a

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Financial Statements

September 30, 2020 (Unaudited) (continued)

professionally managed real estate portfolio of equity and debt investments consisting of multi-family, industrial, retail and office properties in targeted metropolitan areas. The principal investment objective of the Investment Funds is to generate attractive, predictable investment returns from a target portfolio of low-risk equity investments in income-producing real estate while maximizing the total return to shareholders through cash dividends and appreciation in the value of shares.

(b)	Represents initial acquisition date as shares are purchased at various dates through the current period.
(c)	The investment funds provide for a quarterly redemption subject to the notice period listed.
(d)

The Fund submitted a partial redemption request prior to September 30, 2020, but will maintain market exposure to the investment through a future date. The Investment Manager expects to meet all redemptions over time.

(e)	Partnership is not designated in units. The Fund owns approximately 16.6% at September 30, 2020.
(f)	Shares are subject to an initial lockup period ending December 31, 2020 with a redemption notification period of 90 days.
(g)

The Fund submitted a full redemption request prior to September 30, 2020, but will maintain market exposure to the investment through a future date. The Investment Manager expects to meet all redemptions over time.

(h)	Shares are subject to an initial lockup period ending March 1, 2021 with redemption notification period of 90 days.
(i)	Partnership is not designated in units. The Fund owns approximately 5.4% at September 30, 2020.
(j)	Partnership is not designated in units. The Fund owns approximately 4.8% at September 30, 2020.

NOTE 10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (the “ASU”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. The Adviser is currently evaluating the impact, if any, of the ASU on the Fund’s financial statements.

In April 2020, the SEC issued a final rule entitled “Securities Offering Reform for Closed-End Investment Companies” (the “Release”) containing amended rules and forms intended to streamline the registration, communications and offering practices for business development companies and registered closed-end investment companies (“registered CEFs”), including interval funds and tender offer funds. The Release’s rule and form amendments became effective August 1, 2020, with certain additional provisions becoming effective at later dates. Among its provisions, the Release amends Form N-2 to extend a Management Discussion of Fund Performance disclosure requirement to the annual reports of all registered CEFs and also mandates the inclusion of a Fee and Expense Table, Share Price Data information and a Senior Securities Table, all of which are currently contained in a registered CEF’s prospectus, in its annual report. The Adviser is currently evaluating the impact, if any, of the Release on the Fund’s next annual report.

NOTE 11. SUBSEQUENT EVENTS

The Fund offered to repurchase 7%of its outstanding shares, representing 7,024,797 shares, with respect to its October 16, 2020 Repurchase Offer. Shareholders actually tendered 17,727,917 total shares for repurchase. Following a voluntary increase above its originally offered amount, as allowed by Rule 23c-3 of the 1940 Act, the Fund repurchased 51.3% of total tendered shares, representing approximately $241,466,000.

As discussed in Note 5, the COVID-19 pandemic continues to have an impact on the global financial markets. The ultimate future impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and determined that there are no additional subsequent events to report.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Additional Information (Unaudittted)

SECURITY PROXY VOTING

The Fund’s policy is to vote its proxies in accordance with the recommendations of management. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (866) 280-1952 and on the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, which has replaced Form N-Q, within 60 days after the end of the period. Copies of the Fund’s Forms N-PORT are available without a charge, upon request, by contacting the Fund at (866) 459-2772 and on the SEC’s website at http://www.sec.gov.

DIVIDEND REINVESTMENT PLAN

All distributions paid by the Fund will be reinvested in additional Shares of the Fund unless a shareholder “opts out” (elects not to reinvest in Shares), pursuant to the Fund’s Dividend Reinvestment Policy. A shareholder may elect initially not to reinvest by indicating that choice on a shareholder certification. Thereafter, a shareholder is free to change his, her or its election on a quarterly basis by contacting BNY Mellon (or, alternatively, by contacting the Selling Agent that sold such shareholder his, her or its Shares, who will inform the Fund). Shares purchased by reinvestment will be issued at their NAV on the ex-dividend date. There is no Sales Load or other charge for reinvestment. The Fund reserves the right to suspend or limit at any time the ability of shareholders to reinvest distributions. The automatic reinvestment of dividends and capital gain distributions does not relieve participants of any U.S. federal income tax that may be payable (or required to be withheld) on such distributions.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENTS

At a meeting held on May 27, 2020, the Board of Directors (the “Board”) of the Fund, including a majority of the Directors who are not “interested persons” (the “Independent Directors”), as such term is defined by the 1940Act, approved the continuation of the following investment advisory agreements: (1) the Investment Management Agreement between the Fund and Versus Capital Advisors LLC (the “Adviser”) (the “Management Agreement”), (2) the Investment Sub-Advisory Agreement between the Adviser and Security Capital Research & Management Incorporated (“Security Capital” or “Sub-Adviser”) and (3) the Investment Sub-Advisory Agreement between the Adviser and Principal Real Estate Investors, LLC (“Principal” or “Sub-Adviser”). (The Investment Sub-Advisory Agreements each are referred to as a “Sub-Advisory Agreement” and together with the Management Agreement are referred to as the “Agreements.”) In preparation for that meeting, the Independent Directors met on May 15, 2020, with the assistance of their independent legal counsel, to discuss their fiduciary duties in connection with their consideration of the Agreements, to review and evaluate the materials provided by the Adviser and Sub-Advisers in response to a request for information on behalf of the Independent Directors (the “Initial Responses”) and to determine any additional information to be requested, which supplemental information was included with the May Board meeting materials (the “Supplemental Responses,” which together with the Initial Responses are referred to as the “Responses”). At the May 27, 2020 Investment Committee meeting, the Independent Directors further reviewed the Responses and received a presentation from the Adviser. The Independent Directors further discussed continuation of the Agreements in an executive session with independent legal counsel, after which they recommended to the full Board the continuation of the Agreements.

Management Agreement

Matters considered by the Board in connection with its approval of the Management Agreement included, among other factors, the following:

The nature, extent and quality of the services the Adviser provides under the Management Agreement: The Board reviewed and considered information regarding the nature, extent and quality of the services provided to the Fund by the Adviser, including the Adviser’s presentation about its operations and capabilities, including its business continuity plan and information security program and steps taken to respond to theCOVID-19 pandemic, the Adviser’s Form ADV, the Management Agreement and other materials provided by the Adviser relating to the Management Agreement. The Board also noted information received at regular meetings throughout the year related to the services provided. The Board considered the investment strategy employed by the Adviser for investing in third party private funds and domestic and internationally publicly traded real estate securities. Additionally, the Board considered the Adviser’s description of the investment decision-making process for the Fund, including the multi-step process for the selection of sub-advisers to manage portions of the Fund’s assets and the multi-step process for the selection of private funds for investment of Fund assets, along with the Adviser’s engagement of Callan LLC as a consultant to provide non-investment advisory research and services to the Adviser with respect to sub-advisers and private funds. The Board also considered the Adviser’s process for ongoing monitoring of sub-advisers and private funds, including the review of performance and investment risk, the review to ensure that investments are consistent with the Fund’s investment objective, the review of leverage, compliance updates, due diligence visits and on-going monitoring for the impact of the COVID-19 pandemic on their operations. In addition to the portfolio construction and investment management services outlined above, the Board reviewed the additional services provided by the Adviser, including, but not limited to: compliance services; certain administrative services, including valuation of assets, management of liquidity to meet quarterly repurchases and oversight of service providers; and distribution, marketing and shareholder services. The Board reviewed and considered the qualifications, backgrounds and responsibilities of the professional personnel of the Adviser performing services for the Fund. The Board also considered the financial strength of the Adviser and its ability to fulfill its contractual obligations as well as the risks assumed by the Adviser in managing the Fund. The Board received and reviewed financial statements from the Adviser and information about the Adviser’s insurance coverage. The Board considered the additional resources added and steps taken by the Adviser to enhance the compliance program and other functions. The Board concluded that the Adviser was qualified to perform the services needed to successfully implement the Fund’s investment strategy.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND

Additional Information (Unaudited)

Performance: The Board received and reviewed performance information for the Fund. The Board evaluated performance in light of the Fund’s primary objective of seeking consistent current income, with a secondary objective of capital preservation and long-term capital appreciation. The Board considered the Adviser’s success in seeking to achieve these objectives by allocating capital primarily among a select group of investment managers with expertise in managing portfolios of direct real estate and real estate-related securities. The Board considered the returns of the Fund for the one-year, three-year, five-year, and since inception periods ended March 31, 2020 and compared the Fund’s return and standard deviation to the NCREIF Fund Index –Daily Priced. The Board also considered the income distributions from the Fund. The Board also considered the returns of the Fund for the one-year, three-year, five-year, and since inception periods ended April 24, 2020 as compared to a peer group of closed-end interval funds (the “Peer Group”) provided by the Adviser. The Adviser explained that the Peer Group was comprised of the seven other interval funds that provide access to both private and public real estate and discussed the reasons for differences in the performance of the Fund and the Peer Group. Based on the information provided, the Board concluded that the Adviser was meeting the Fund’s investment objectives and had delivered an acceptable level of investment returns to shareholders.

A comparison of fees with those paid by similar investment companies: The Board reviewed and considered the contractual advisory fee paid to the Adviser by the Fund in light of the nature, extent and quality of the investment advisory services provided by the Adviser. As a part of this review, the Board noted that the Fund pays the sub-advisory fees of Security Capital and Principal, and considered the fee retained by the Adviser. The Board also reviewed a breakdown of other Fund expenses. The Board considered the advisory fee and the total expense ratio of the Fund in comparison to the Peer Group. The Board also considered the Adviser’s representation that it had no other client with a comparable investment strategy to the Fund. The Board compared the advisory fee and total expense ratio of the funds in the Peer Group with those of the Fund and considered that the Fund’s advisory fee and total expense ratio were each below the average and weighted average of the Peer Group. In light of these and other factors, the Board concluded that the advisory fee was reasonable.

The Adviser’s costs and profitability: The Board considered the profitability of the Adviser and whether such profits were reasonable in light of the services provided to the Fund. As a part of this consideration the Board reviewed the Adviser’s 2017 and 2018 audited financial statements along with unaudited financial statements for 2019 and as of the period ended March 31, 2020. The Board reviewed information provided by the Adviser regarding profitability from the fund complex. The Adviser reviewed its methodology for computing the information provided. The Board also considered the increase in overhead detailed by the Adviser as a result of additions of investment, compliance and other resources during the past year and the future intention to add more resources. The Board noted that the Fund was a specialized product that required appropriate expertise. The Board concluded that based upon these factors, the Adviser’s profits were not unreasonable.

Indirect benefits of providing advisory services: The Board took into account the Adviser’s statement that it does not receive any indirect benefits from the Fund.

The extent to which economies of scale are shared with shareholders: The Board considered the Adviser’s representation that the advisory fee structure for the Fund had been set to price the Fund at scale at the time of its launch, which would give the Fund the benefits of scale without waiting for asset growth. The Board noted that the Adviser put in place an expense cap for the initial years to limit the Fund’s costs until scale was achieved. The Board noted that the Adviser has paid for certain organizational and offering expenses related to the launch of the Fund. The Board also considered the level of the current assets in the Fund and the competitive level of the Fund’s advisory fee within its Peer Group, as well as the additional investments being made by the Adviser into resources to support the services provided to the Fund. The Board concluded that the lack of advisory fee breakpoints was appropriate at this time and any economies of scale were appropriately reflected in the advisory fee paid by the Fund.

Conclusion: The Board, having requested and received such information from the Adviser as it believed reasonably necessary to evaluate the terms of the Management Agreement, determined that the continuation of the Management Agreement for an additional one-year term was in the best interests of the Fund and its shareholders. In considering the Management Agreement, the Board did not identify any one factor as decisive, but rather considered these factors collectively in light of surrounding circumstances. Further, each Director may have afforded a different weight to different factors.

Sub-Advisory Agreements

Matters considered by the Board in connection with its approval of the Sub-Advisory Agreements included, among other factors, the following:

The nature, extent and quality of the services provided under each Sub-Advisory Agreement: As to each Sub-Adviser, the Board considered the reputation, qualifications and background of the Sub-Adviser, the investment approach of the Sub-Adviser, the experience and skills of investment personnel responsible for the day-to-day management of the Fund, the resources made available to such personnel and the processes for monitoring for best execution of trades and allocation of investment opportunities. The Board also considered the Sub-Advisers’ financial strength, business continuity plan and information security program and response to the COVID-19 pandemic, compliance with investment policies and general legal compliance. Based upon all relevant factors, the Board concluded that the nature, extent and quality of the services provided by the Sub-Advisers were satisfactory.

Investment Performance. As to each Sub-Adviser, the Board considered that the Adviser had evaluated the investment performance and recommended the continuation of the Sub-advisory Agreement. For Security Capial, performance information was reviewed for the one-year, three-year, five-year, and since inception periods through March 31, 2020. For Principal, performance information was reviewed for the one-year, three-year, and since inception of services periods through March 31, 2020.Based upon the performance attribution information provided and the Adviser’s evaluation, the Board concluded that the services of each Sub-Adviser were satisfactory.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND

Additional Information (Unaudited)

Fees, Economies of Scale, Profitability and Other Benefits to Sub-Advisers. For each Sub-Adviser, the Board considered the sub-advisory fee rates, noting that the sub-advisory fee rate was negotiated at arm’s length between the Adviser and the Sub-Adviser. For Security Capital, the Board received information regarding fees charged to other clients of the Sub-Adviser with similarly managed portfolios and asset levels. For Principal, the Board was advised by the Adviser that the fee was competitive.

The Board considered whether there are economies of scale with respect to the sub-advisory services provided by each Sub-Adviser and whether they were appropriately shared, noting the breakpoints in the fee schedules.

The Board considered the profitability to each Sub-Adviser. For each Sub-Adviser, the Board considered the amount of fees paid to the Sub-Adviser under the agreement, the level of services provided and the competitiveness of the fee. Based upon its review, the Board concluded that the profitability of each Sub-Advisory Agreement was not unreasonable.

The Board also considered the character and amount of other incidental benefits received by each Sub-Adviser when evaluating the sub-advisory fees.

The Board considered as a part of this analysis that neither Sub-Adviser identified any significant fall-out benefits. The Board considered each Sub-Adviser’s brokerage practices and soft dollar practices. The Board concluded that taking into account the incidental benefits received by each Sub-Adviser and the other factors considered, the sub-advisory fees were reasonable.

Conclusion. The Board, having requested and received such information from the Sub-Advisers as it believed reasonably necessary to evaluate the terms of each Sub-Advisory Agreement, determined that the continuation of each Sub-Advisory Agreement for an additional one-year term was in the best interests of the Fund and its shareholders. In considering each Sub-Advisory Agreement, the Board did not identify any one factor as decisive, but rather considered these factors collectively in light of surrounding circumstances. Further, each Director may have afforded a different weight to different factors.

Conclusion

The Board, having reviewed each of the Agreements, determined that each Agreement should be renewed because each continues to enable the Fund’s investors to obtain high quality services at a cost that is appropriate, reasonable and in the interests of investors.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not Applicable

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Versus Capital Multi-Manager Real Estate Income Fund LLC

By (Signature and Title)*	/s/ Mark D. Quam
Mark D. Quam, Chief Executive Officer
(principal executive officer)

Date	12/1/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark D. Quam
Mark D. Quam, Chief Executive Officer
(principal executive officer)

Date	12/1/2020

By (Signature and Title)*	/s/ Brian Petersen
Brian Petersen, Chief Financial Officer
(principal financial officer)

Date	12/1/2020

* Print the name and title of each signing officer under his or her signature.